[CLIFFORD CHANCE LETTERHEAD]

April 27, 2009

Securities and Exchange Commission

Judiciary Plaza

100 F Street, N.E.

Washington, D.C. 20549

Attention:	Larry Greene, Division of Investment Management
Mail Stop 0505

Re:	Alternative Investment Partners Absolute Return Fund STS (“Feeder Fund”) File Numbers 811-21831 & 333-140822

Alternative Investment Partners Absolute Return Fund (“Master Fund”) File Numbers 811-21767 & 333-140821 (each a “Fund,” and collectively, the “Funds”)

Dear Mr. Greene:

I enclose Post-Effective Amendment No. 10 to the Feeder Fund’s registration statement on Form N-2 and Post-Effective Amendment No. 9 to the Master Fund’s registration statement on Form N-2 (each, an “Amendment,” and collectively, the “Amendment”), each to be filed via EDGAR on or about the date hereof.

If you have any questions, please feel free to contact me at (212) 878-3412. Thank you.

Best regards,

/s/ Jeremy Senderowicz
Jeremy Senderowicz